GOODWILL AND INTANGIBLE ASSETS - Changes in Carrying Amounts of Goodwill as well as Allocation of Goodwill to Reporting Units (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 24,862	$ 24,862
Impairment of goodwill	$ (24,862)
Activity		0
Goodwill, Ending Balance		$ 24,862